Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill	We have three reporting units that have goodwill. The following table categorizes our goodwill by reporting unit as of December 31, 2023
Segment	Reporting Unit	Net Goodwill as of December 31, 2023	Fair value as of December 31, 2023	Carrying Value as of December 31, 2023
		(in RMB thousands)	(in RMB thousands)	(in RMB thousands)
AR advertising services	Shenzhen Yidian	-	175,860	187,829
AR advertising services	Shenzhen Yitian	-	203,596	203,596
AR advertising services	Guoyu	-	159	159